Other Receivable (Details) - USD ($)						2 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 03, 2024	Apr. 25, 2023	Apr. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Jan. 17, 2024
Other Receivable [Line Items]
Principal amount								$ 6,000,000
Maturity period							1 year
Investment Maturity Date									Jul. 16, 2024
Realized gain								$ 846,247
Principal repayment						$ 1,000,000
Subsequent Event [Member]
Other Receivable [Line Items]
Realized gain	$ 215,014
Third Party [Member]
Other Receivable [Line Items]
Principal amount					$ 1,000,000
Maturity period					2 years
Additonal extend term of investment			1 year
Investment Maturity Date			Apr. 24, 2026
Third Party [Member] | Subsequent Event [Member]
Other Receivable [Line Items]
Repayment received	$ 5,650,000
Another Third Party [Member]
Other Receivable [Line Items]
Principal amount				$ 5,000,000
Maturity period				1 year
Additonal extend term of investment		1 year
Investment Maturity Date		Jun. 02, 2026